                                  COLONIAL

                                INTERMEDIATE

                                 HIGH INCOME

                                    FUND

                                ANNUAL REPORT

                              OCTOBER 31, 1995

                   COLONIAL INTERMEDIATE HIGH INCOME FUND
                                 HIGHLIGHTS
                     NOVEMBER 1, 1994 - OCTOBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Intermediate High Income Fund seeks to provide high current income by investing in high yield fixed-income securities.

THE FUND IS DESIGNED TO OFFER:
   - High monthly income potential
   - Attractive long-term total return potential
   - Broad diversification

PORTFOLIO MANAGER COMMENTARY: "Companies that issue high yield corporate bonds have recently benefited from improved earnings and low interest rates. Looking ahead, it appears the economic environment should remain favorable, with the economy likely to come in for the `soft landing' that has been the Federal Reserve Board's goal for the past two years."

             COLONIAL INTERMEDIATE HIGH INCOME FUND PERFORMANCE

     Distributions declared per share                                $ 0.696
     12-month total return, assuming
     reinvestment of all distributions

     - NAV                                                             17.30%
     - Market Price                                                    33.00%
     Price per share
     - NAV                                                           $ 6.62
     - Market Price                                                  $ 6.875


TOP FIVE HOLDINGS                   TOP FIVE SECTORS
1. Berg Electronics                 1. Manufacturing...................34.5%
2. Young Broadcasting               2. Transportation, Communications,
3. SCI Television                      Electronics, Gas,
4. Gulf Canada Resources               Sanitary Services...............28.1%
5. Agricultural Minerals            3. Services........................19.2%
   & Chemical                       4. Mining & Energy..................8.3%
                                    5. Retail Trade.....................5.6%


                             PRESIDENT'S MESSAGE

                            TO FUND SHAREHOLDERS

[PHOTO] During the 12 months ended October 31, 1995, high yield bonds provided investors with above average income and attractive total returns relative to some other fixed-income securities. This performance reflected the favorable economic conditions that prevailed throughout the period. Although the economy was more vigorous during the third quarter of 1995 than it was in either of the prior two quarters -- industrial production grew at an annual rate of 5.7% -- we still anticipate the "soft landing" that has been the Federal Reserve Board's goal for the past two years.

High yield corporate bonds benefited from strong earnings growth by their issuing corporations. These bonds also benefited from a favorable supply/demand dynamic. As interest rates moved lower, many companies refinanced their outstanding high yield debt to reduce their debt servicing burdens. Also, projects that had been delayed because of relatively high interest rates in recent years were finally begun. The new bonds were easily absorbed by the market, as investors, faced with declining yields from some other securities, sought out the more attractive income levels available from high yield bonds.

Although investments in cyclical industries such as paper, chemicals, and steel helped the Fund during the fiscal year, these were gradually scaled back. Investments in consumer non-durables -- industries that produce products that tend to be in demand no matter what the prevailing economic conditions are -- were increased.

Given our expectation that economic growth will remain moderate, the overall credit quality of the portfolio has been upgraded. We have recently focused on bonds from the upper tier of the high yield rating spectrum -- bonds rated BB and B by the major bond rating agencies. These higher quality bonds may help reduce market risk and support the Fund's performance.

The outlook for the high yield market in the months ahead is favorable, although earnings growth may not be as dramatic as in 1995. The pace of economic growth, however, should sustain earnings at respectable levels.

Respectfully,


/s/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
December 11, 1995

                             INVESTMENT PORTFOLIO

                       OCTOBER 31, 1995 (IN THOUSANDS)

BONDS & NOTES(a) - 97.9%                                      PAR       VALUE
------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES  - 94.6%
------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 53.6%
APPAREL - 0.0%
Linter Textiles Corp., (b)(c)
                       13.750%   10/01/00                    $2,500     $   25
                                                                        ------
COMMUNICATIONS & MEDIA - 22.1%
Allbritton Communications Co.,
                       11.500%   08/15/04                     2,000      2,130
Cablevision Systems Corp.,
                       10.750%   04/01/04                     2,000      2,102
Comcast Corp.,
                       10.625%   07/15/12                     1,500      1,635
Continental Cablevision, Inc.,
                       11.000%   06/01/07                     2,000      2,230
MFS Communications Company, Inc.,
stepped coupon,
              (9.375% 1/15/99)   01/15/04 (d)                 2,000      1,552
Marcus Cable Co., LP,
                       11.875%   10/01/05                     1,000      1,029
Metrocall, Inc.,
                       10.375%   10/01/07                     1,500      1,537
NWCG Holding Corp.,
                          (e)    06/15/99                     2,000      1,345
Nextel Communications, Inc.,
stepped coupon,
             (9.750% 8/15/99)    08/15/04 (d)                 1,000        508
Rogers Communications, Inc.,
                       10.875%   04/15/04                     2,000      2,065
SCI Television, Inc.,
                       11.000%   06/30/05                     2,500      2,644
Sinclair Broadcast Group, Inc.:
                       10.000%   12/15/03                     1,600      1,644
                       10.000%   09/30/05                       500        514
Winstar Communications Unit
                          (e)    10/15/05 (f)                     1      1,560
Young Broadcasting Corp.,
                       11.750%   11/15/04                     2,500      2,794
                                                                       -------
                                                                        25,289
                                                                       -------

CONSUMER PRODUCTS - 3.2%
Gillett Holdings, Inc.,
                      12.250%   06/30/02                        500        524


                    INVESTMENT PORTFOLIO/OCTOBER 31, 1995
------------------------------------------------------------------------------

Revlon Consumer Products Corp.:
  Series B:
                     9.375%  04/01/01          $1,000    $ 1,005
                    10.500%  02/15/03           1,000      1,027
Revlon Worldwide Corp.,
                        (e)  03/15/98           1,500      1,118
                                                         -------
                                                           3,674
                                                         -------
ENTERTAINMENT & LEISURE - 12.2%
Bally's Grand, Inc.,
  Series B,
                    10.375%  12/15/03           2,000      1,995
Boyd Gaming Corp.,
                    10.750%  09/01/03           2,000      2,110
Empress River Casino Finance Corp.,
                    10.750%  04/01/02           1,500      1,515
HMH Properties Inc.,
                     9.500%  05/15/05 (g)       1,500      1,515
Harrah's Operating, Inc.,
                    10.875%  04/15/02           1,650      1,803
Showboat, Inc.,
                    13.000%  08/01/09           1,500      1,650
Stratosphere Corp.,
                    14.250%  05/15/02           1,500      1,605
Trump Taj Mahal Funding, Inc., PIK,
                    11.350%  11/15/99           2,030      1,735
                                                         -------
                                                          13,928
                                                         -------
FOOD, BEVERAGE, & TOBACCO - 4.0%
Doskocil Companies Inc.,
                     9.750%  07/15/00           1,600      1,560
Pilgrim's Pride Corp.,
                    10.875%  08/01/03           1,500      1,429
Van de Kamps, Inc.
                    12.000%  09/15/05 (g)       1,500      1,537
                                                         -------
                                                           4,526
                                                         -------
HEALTH CARE - 6.6%
Community Health Systems, Inc.,
                    10.250%  11/30/03           1,500      1,613
Genesis Health Ventures,
                     9.750%  06/15/05           1,500      1,571
Integrated Health Services, Inc.,
                    10.750%  07/15/04           1,000      1,065
Ornda Health Corp.,
                    12.250%  05/15/02           2,000      2,200
Tenet Healthcare Corp.,
                    10.125%  03/01/05           1,000      1,075
                                                         -------
                                                           7,524
                                                         -------

                   Investment Portfolio/October 31, 1995
----------------------------------------------------------------------

----------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (A) - CONT.                                        PAR     VALUE
----------------------------------------------------------------------
  RETAIL TRADE - 5.5%
  Dominick's Finer Foods, Inc.,
                        10.875%  05/01/05             $2,000    $2,105
  Pathmark Stores, Inc.:
                         9.625%  05/01/03              1,000       990
                        11.625%  06/15/02              2,000     2,080
  Thrifty Payless Holdings, Inc.,
                        11.750%  04/15/03              1,000     1,075
                                                                ------
                                                                 6,250
----------------------------------------------------------------------
ENERGY - 9.8%
  OIL & GAS SERVICES - 3.2%
  California Energy Co., Inc.,
                         9.875%  06/30/03              1,250     1,288
  Flores & Rucks,
                        13,500%  12/01/04              1,000     1,120
  Triton Energy Corp.,
                            (e)  11/01/97              1,500     1,271
                                                                ------
                                                                 3,679
                                                                ------
  OIL & NATURAL GAS - 6.6%
  Falcon Drilling Co., Inc.,
    Series B,
                         9.750%  01/15/01              1,000     1,015

  Gulf Canada Resources Ltd.,
                         9.250%  01/15/04              2,500     2,512
  Mesa Capital Corp.,
                        12.750%  06/30/98              1,500     1,365
  Santa Fe Energy Resources, Inc.,
                        11.000%  05/15/04              1,500     1,605

  TransTexas Gas Corp.,
                        11.500%  06/15/02              1,000     1,044
                                                                ------
                                                                 7,541
                                                                ------
----------------------------------------------------------------------
MANUFACTURING - 24.4%
  CHEMICALS - 8.4%
  Acetex Corp.
                         9.750%  10/01/03 (g)          1,500     1,538

  Agricultural Minerals Co., LP,
                        10.750%  09/30/03              2,250     2,385

  Applied Extrusion Technologies,Inc.,
                        11.500%  04/01/02              1,500     1,618
  Huntsman Corp.,
                        11.000%  04/15/04              2,000     2,228

  N.L. Industries, Inc.:
    stepped coupon,
             (13.000% 10/15/98)  10/15/05 (d)          1,000       758
              11.750%            10/15/03              1,000     1,063
                                                                ------
                                                                 9,585
                                                                ------

                                         6

                      Investment Portfolio/October 31, 1995
------------------------------------------------------------------------------

  CONSUMER DURABLES - 4.3%
  Aftermarket Technology Corp.,
    Series B,
                       12.000%   08/01/04       $1,000     $1,058
  Atlantis Group, Inc.,
                       11.000%   02/15/03        1,900      1,710
  Owens-Illinois, Inc.,
                       10.500%   06/15/02        2,000      2,100
                                                           ------
                                                            4,868
                                                           ------
  DIVERSIFIED - 3.3%
  American Standard Co.,
                       11.375%   05/15/04        2,000      2,210
  Calmar Inc.,
                       11.500%   08/15/05(g)     1,500      1,541
                                                           ------
                                                            3,751
                                                           ------
  METALS & MINERALS - 3.4%
  A.K. Steel Corp.,
                       10.750%   04/01/04        2,000      2,185
  Haynes International, Inc.,
                       13.500%   08/15/99        2,000      1,240
  United Meridian Corp.,
                       10.375%   10/15/05          500        510
                                                           ------
                                                            3,935
                                                           ------
  PAPER & FOREST PRODUCTS - 5.0%
  Repap Wisconsin, Inc.,
                        9.250%   02/01/02        1,500      1,457
  SD Warren Co.,
                       12.000%   12/15/04        1,000      1,110
  Stone Container Corp.,
                       11.875%   12/01/98        2,000      2,135
  Triangle Pacific Corp.,
                       10.500%   08/01/03        1,000      1,045
                                                           ------
                                                            5,747
-----------------------------------------------------------------
TECHNOLOGY - 6.3%
  ELECTRONICS - 2.5%
  Berg Electronics, Inc.,
                       11.375%   05/01/03        2,560      2,893
                                                           ------
  TELECOMMICATIONS - 3.7%
  Heritage Media Corp.,
                       11.000%   06/15/02        1,000      1,073
  Paging Network, Inc.:
                        8.875%   02/01/06          500        499
                       11.750%   05/15/02        1,000      1,104
  PanAmSat Corp.,
                           (e)   08/01/03        2,000      1,580
                                                           ------
                                                            4,256
                                                           ------


                     Investment Portfolio/October 31, 1995
--------------------------------------------------------------------

--------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES(a) - CONT.                                     PAR       VALUE
--------------------------------------------------------------------
TRANSPORTATION - 0.5%
 World Corp., Inc.,
                    13.875%   08/15/97            $  539    $    541
                                                            --------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
 (cost of $106,661)                                          108,012
                                                            --------

GOVERNMENT BONDS & NOTES - 3.3%
--------------------------------------------------------------------
 U.S. Treasury Notes  7.750%   01/31/00
  (cost of $3,684)                                 3,456       3,704
                                                            --------

TOTAL BONDS & NOTES (COST OF $110,345)                       111,716
                                                            --------

COMMON STOCKS - 2.1%                              SHARES
--------------------------------------------------------------------
 Mesa Capital Corp.,(h)                               26         109
 Specialty Equipment Cos., Inc.(h)                   200       2,125
 St. Johnsbury Trucking Co.(c)(h)                     79         157
 Sun Carriers, Inc.(c)(g)(h)                         326           3
                                                            --------
TOTAL COMMON STOCKS (COST OF $3,122)                           2,394
                                                            --------

WARRANTS - 0.0%
--------------------------------------------------------------------
 The Southland Corp., (cost of $2)                    25          46
                                                            --------

TOTAL INVESTMENTS-100% (cost of $113,469)(i)                 114,156
                                                            --------

SHORT-TERM OBLIGATIONS                               PAR
--------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
                      5.85%   11.01.95(j)         $3,938       3,938
                                                            --------

OTHER ASSETS & LIABILITIES, NET                              (24,110)
--------------------------------------------------------------------
NET ASSETS                                                  $ 93,984
                                                            ========

                    Investment Portfolio/October 31, 1995
-------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Industry classification percentages are based on total investments.
    Total investments represent 121.5% of the Fund's net assets.
(b) This issuer has filed under Chapter 11 of the Federal Bankruptcy Code. Income is not being accrued.
(c) Represents fair value as determined in good faith under directions of the Trustees.
(d) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(e) Zero coupon bond.
(f) Unit represents two senior discount notes and one convertible senior subordinated discount note.
(g) Security is exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $6,131 or 6.5% of net assets.
(h) Non-income producing.
(i) Cost for federal income tax purposes is the same.
(j) Rate represents yield at date of purchase.

        Acronym         Name
        -------         ----
          PIK       Payment-In-Kind

See notes to financial statements.

                      STATEMENT OF ASSETS & LIABILITIES

                              OCTOBER 31, 1995

   (in thousands except for per share amount)
   ASSETS
   Investments at value (cost $113,469)                          $ 114,156
   Short-term obligations                                            3,938
                                                                 ---------
                                                                   118,094

   Receivable for:
     Interest                                         $    2,966
     Investments sold                                      2,708
   Other                                                      47     5,721
                                                      ---------- ---------
        Total Assets                                               123,815

   LIABILITIES
   Payable for:
     Investments purchased                                 1,093
     Distributions                                           824
     Interest                                                501
   Accrued:
     Deferred Trustees fees                                    1
     Other                                                    12
   Notes payable                                          27,400
                                                      ----------
        Total Liabilities                                           29,831
                                                                 ---------

   NET ASSETS at value for 14,198
     shares of beneficial interest outstanding                   $  93,984
                                                                 =========

   Net asset value per share                                     $    6.62
                                                                 =========

   COMPOSITION OF NET ASSETS
   Capital paid in                                               $ 128,440
   Undistributed net investment income                                 131
   Accumulated net realized loss                                   (35,274)
   Net unrealized appreciation                                         687
                                                                 ---------
                                                                 $  93,984
                                                                 =========

   See notes to financial statements.

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED OCTOBER 31, 1995

   (in thousands)
   INVESTMENT INCOME
   Interest                                                      $   12,354

   EXPENSES
   Management fee                                     $      588
   Transfer agent                                             59
   Bookkeeping fee                                            41
   Trustees fee                                               18
   Custodian fee                                               4
   Audit fee                                                  72
   Legal fee                                                  19
   Reports to shareholders                                     8
   Other                                                      53
                                                      ----------
      Total operating expenses                               862
   Interest and amortization of deferred
      debt issuance expenses                               1,758      2,620
                                                      ---------- ----------
          Net Investment Income                                       9,734




   NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
   Net realized loss                                      (2,047)
   Net unrealized appreciation during
     the period                                            6,871
                                                      ----------
          Net Gain                                                   4,824
                                                                 ---------

   Net Increase in Net Assets From Operations                    $  14,558
                                                                 =========


   See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS
                          & STATEMENT OF CASH FLOW

                                                               Cash flow    Changes in net assets
                                                              (cash basis)     (accrual basis)
                                                              ------------  ---------------------
                                                               Year ended        Year ended
   (in thousands)                                              October 31         October 31
                                                              ------------  ---------------------
   INCREASE (DECREASE) IN NET ASSETS                              1995         1995     1994
                                                              ------------  ---------------------
   Operations:
   Net investment income (a)                                  $    8,964    $   9,734  $  9,595
   Net realized gain (loss)                                                    (2,047)      885
   Net unrealized appreciation (depreciation)                                   6,871     8,983
   Net decrease in cash from investment activity (b)              (1,046)
                                                              ----------    ---------  --------
        Net Increase from Operations                               7,918       14,558     1,497
   Distributions from net investment income                       (8,078)      (9,784)  (10,324)
                                                              ----------    ---------  --------
                                                                    (160)       4,774    (8,827)
   Fund share transactions
      Value of distributions reinvested                                         1,691     1,182
                                                              ----------    ---------  --------
           Total Increase (Decrease)                                (160)       6,465    (7,645)
   Cash
      Beginning of period                                            160
                                                              ----------
      End of period                                           $        0
                                                              ==========
   NET ASSETS
      Beginning of period                                                      87,519    95,164
                                                                            ---------  --------
      End of period (including undistributed net
        investment income of $131 and $127,                                 $  93,984  $ 87,519
         respectively)                                                      =========  ========


   NUMBER OF FUND SHARES
   Issued for distributions reinvested                                            260       178
      Outstanding at
        Beginning of period                                                    13,938    13,760
                                                                            ---------  --------
        End of period                                                          14,198    13,938
                                                                            =========  ========

   Notes to statement of cash flows:
   a)  Reconciliation of net investment income:
          Net investment income per books                     $    9,734
          Net change in assets and liabilities related
           to income and expenses, including net
           accretion and amortization                               (770)
                                                              ----------
          Net investment income-cash basis                    $    8,964
                                                              ==========

   b)  Net decrease in cash from investment
          activity
         Receipts for investments sold                        $  575,737
         Cost of investments purchased                          (576,783)
                                                              ----------
                                                              $   (1,046)
                                                              ==========



   See notes to financial statements.

                        NOTES TO FINANCIAL STATEMENTS

                              OCTOBER  31, 1995


NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Intermediate High Income Fund (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund may issue an unlimited number of shares. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS:   Information on financial transactions which have
been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flow. The cash amount shown in the Statement of Cash Flow is the amount included in other assets in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October 31, 1995.

FEDERAL INCOME TAXES: Consistent with the Fund#s policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST iNCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

               Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

OTHER:  Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended October 31, 1995, purchases and sales of investments, other than short-term obligations, were $104,110,244 and $108,421,526, respectively, of which $ 19,673,134 and $23,089,499 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at October 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

 Gross unrealized appreciation           $  5,262,818
 Gross unrealized depreciation             (4,575,940)
                                         ------------
         Net unrealized appreciation     $    686,878
                                         ============

                Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
CAPITAL LOSS CARRYFORWARDS: At October 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of          Capital loss
               expiration        carryforward
               ----------        ------------
                  1998           $ 5,028,000
                  1999            18,676,000
                  2000             9,467,000
                  2003             2,103,000
                                 -----------
                                 $35,274,000
                                 ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  SENIOR EXTENDIBLE NOTES
--------------------------------------------------------------------------------
At October 31, 1995, the Fund had $27,400,000 principal amount of notes outstanding at 6.21% per annum, due July 15, 1998. The Fund is required to maintain certain asset coverage with respect to the notes.

                             FINANCIAL HIGHLIGHTS

Selected data outstanding throughout each period are as follows:


                                                                  Year ended October 31
                                                 ---------------------------------------------------------
                                                   1995        1994        1993       1992         1991
                                                   ----        ----        ----       ----         ----
Net asset value -
   Beginning of period                           $ 6,280     $ 6,920     $ 6,430     $ 6,290      $ 4,880
                                                 -------     -------     -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.696       0.693       0.709       0.773        0.800
Net realized and
unrealized gain (loss)                             0.340      (0.587)      0.497       0.142        1.385
                                                 -------     -------     -------     -------      -------
   Total from Investment
      Operations                                   1.036       0.106       1.206       0.915        2.185
                                                 -------     -------     -------     -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.696)     (0.746)     (0.716)     (0.775)      (0.775)
                                                 -------     -------     -------     -------      -------
Total Distributions
   Declared to Shareholders                       (0.696)     (0.746)     (0.716)     (0.775)      (0.775)
                                                 -------     -------     -------     -------      -------
Net asset value -
   End of period                                 $ 6.620     $ 6.280     $ 6.920     $ 6.480      $ 6,290
                                                 =======     =======     =======     =======      =======
Total return - based on net
  asset value (a)                                  17.80%       1.54%      19.64%      14.99%       49.08%
                                                 =======     =======     =======     =======      =======
Total return - based on market
  value                                            33.00%     (2.80)%      17.89%      17.89%       54.29%
                                                 =======     =======     =======     =======      =======

RATIOS TO AVERAGE NET ASSETS
Operating expenses                                  0.95% (b)   0.97%       1.00%       1.00%        1.38%
Interest and amortization of
  deferred debt issuance expense                    1.94%       1.91%       2.66%       3.24%        3.80%
Net investment income                              10.76% (b)  10.40%      10.62%      11.98%       14.40%
Portfolio turnover                                    92%        160%        135%         78%          30%
Net assets at end
of period (000)                                  $ 93,984     $87,519     $95,164    $87,149      $83,618

(a)  Total return at net asset value assuming all distributions reinvested.
(b) The benefits derived from custody credits and directed brokerage arrangements, if any, had no impact on the Fund's gross expense ratio.
----------------------------------------------------------------------------
SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)


                                             Involuntary
                      Total        Asset      liquidating     Approximate
                      amount     coverage     preference     market value
Year               outstanding   per share     per unit        per unit
----               -----------   ---------   ------------    ------------
1995               $27,400,000     297%           NA             100
1994               $27,400,000     319%           NA             100
1993               $27,400,000     347%           NA             100
1992               $27,400,000     318%           NA             100
1991               $27,400,000     305%           NA             100
1990               $27,400,000     237%           NA             100
1989               $37,400,000     288%           NA             100

                 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)



                                                                      THREE MONTHS ENDED
                                          ----------------------------------------------------------------------------
                                            OCTOBER 31, 1995     JULY 31, 1995      APRIL 30, 1995    JANUARY 31, 1995
                                            (000)  Per share    (000)  Per share   (000)  Per share   (000)  Per share
                                          -------- ---------   ------- ---------  ------  ---------  ------- ---------
Total investment                          $3,070   $0.216      $3,148  $0.223     $3,044  $0.217     $ 3,092   $0.221
Net investment income                     $2,429   $0.175      $2,481  $0.176     $2,389  $0.170     $ 2,435   $0.175
Net realized and
     unrealized gain (loss)                ($128) ($0.012)     $2,147  $0.149     $4,416  $0.317     $(1,611) ($0.114)
Market value per share:
     High                                          $7.125              $6.875             $6.625               $6.500
     Low                                           $6.750              $6.375             $6.125               $6.500

                                                                          THREE MONTHS ENDED
                                          -----------------------------------------------------------------------------------
                                            OCTOBER 31, 1994     JULY 31, 1994         APRIL 30, 1994       JANUARY 31, 1994
                                            (000)  Per share    (000)  Per share      (000)  Per share     (000)    Per share
                                          -------- ---------   ------- ---------      ------  ---------   -------   ---------
Total investment income                   $ 3,026   $0.217      $ 3,080   $ 0.222     $3,043   $ 0.220    $ 3,095    $0.224
Net investment income                     $ 2,359   $0.169      $ 2,424   $ 0.176     $2,382   $ 0.172    $ 2,430    $0.176
Net realized and
    unrealized gain (loss)                $(1,867) ($0.136)     $(1,370)  $(0.101)   $(7,261)  $(0.525)   $ 2,400   ($0.175)
Market value per share:
     High                                           $6.750                $ 6.875              $ 7.125               $7.125
     Low                                            $5.625                $ 6.250              $ 6.375               $6.625


    At October 31, 1995 there were 1,639 shareholder accounts.

    REPORT OF INDEPENDENT ACCOUNTANTS

    TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INTERMEDIATE HIGH INCOME
       FUND

         In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flow and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





    PRICE WATERHOUSE LLP
    Boston, Massachusetts
    December 11, 1995

                         DIVIDEND REINVESTMENT PLAN

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be by check mailed directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. If net asset value exceeds the market price, shares will be bought as soon as practicable (but no more that 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to The Shareholder Services Group, Inc. (subsidiary of First Data Corp.), the Plan agent, by mail at P.O. Box 1376, Boston, MA 02104 or by phone at 1-800-331-1710.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                   IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:
The Shareholder Services Group, Inc.
(Subsidiary of First Data Corp.)
P.O. Box 1376
Boston, MA 02104
1-800-331-1710



Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.



This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

[LOGO]    COLONIAL
          MUTUAL FUNDS

          Mutual Funds for
          Planned Portfolios

                                  TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                 COLONIAL INVESTMENT SERVICES, INC. (C)1995
    One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                           IH-02/411B-1095 (12/95)

[LOGO] Printed on recycled paper